Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-56146
Entity Registrant Name	EHAVE, INC
Entity Central Index Key	0001653606
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	100 SE 2nd St.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33131
Title of 12(g) Security	Common Shares, no par value
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,482,014,555
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5525
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Ehave, Inc. (“the Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and other comprehensive loss, changes in stockholders’ deficit, and cash flows for each of the years in the two-year period ended December 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and 2024 and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Fruci & Associates II, PLLC
Auditor Location	Spokane, Washington
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	100 SE 2nd St.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33131
City Area Code	954
Local Phone Number	233-3511
Contact Personnel Name	Benjamin Kaplan